Newmark Risk-Managed Opportunistic Fund

2806 Flintrock Trace, Suite A204

Austin, TX 78738

August 7, 2014

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street N.W.

Washington, D.C.  20549

Re:

Newmark Risk-Managed Opportunistic Fund

File Nos.

333-63151

811-08993

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information with respect to the above-referenced Fund effective August 4, 2014 do not differ from those filed in the Post-Effective Amendment No. 23, which was filed electronically August 4, 2014.

Sincerely,

/s/ S. Bob Rezaee

S. Bob Rezaee

Chairman, Treasurer and Trustee (Principal Executive and Financial Officer, and Compliance Officer)